                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SHORT TERM CASH FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




U.S. GOVERNMENT AGENCIES (53.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 05-01-09                            0.14%           $75,000,000(e)       $75,000,000
 05-06-09                            0.18             75,000,000           74,997,813
 05-07-09                            0.14             75,000,000           74,998,000
 05-08-09                            0.23             50,000,000           49,997,472
 05-11-09                            0.18             75,000,000(e)        74,995,833
 05-12-09                            0.09             75,000,000(e)        74,997,708
 05-13-09                            0.19             75,000,000           74,995,000
 05-27-09                            0.19            100,000,000           99,985,917
 05-29-09                            0.20             50,000,000           49,992,222
 06-01-09                            0.10             80,000,000           79,993,111
 06-05-09                            0.10            100,000,000           99,990,278
 06-08-09                            0.16             75,000,000           74,987,333
 06-09-09                            0.16             75,000,000           74,987,000
 06-10-09                            0.25            100,000,000           99,972,222
 06-16-09                            0.14             70,000,000           69,987,478
 06-26-09                            0.14            100,000,000           99,978,222
 07-07-09                            0.31             42,000,000(b)        42,000,000
Federal Home Loan Mtge Corp Disc Nts
 05-19-09                            0.16             50,000,000           49,995,750
 02-09-10                            1.10             35,000,000(b)        35,000,000
Federal Natl Mtge Assn Disc Nts
 05-20-09                            0.16            100,000,000           99,991,028
 05-28-09                            0.17             75,000,000           74,990,438
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,551,832,825)                                                 $1,551,832,825
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (14.8%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Citigroup Funding
 FDIC Govt Guaranty
 05-14-09                            0.24%           $50,000,000          $49,995,486
 05-15-09                            0.24             50,000,000           49,995,139
 05-21-09                            0.24             50,000,000           49,993,056
 05-22-09                            0.24             50,000,000           49,992,708
 06-02-09                            0.25            100,000,000           99,977,777
 06-03-09                            0.25             30,000,000           29,993,125
 06-11-09                            0.25             50,000,000           49,985,764
 06-12-09                            0.25             50,000,000           49,985,417
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $429,918,472)                                                     $429,918,472
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (4.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Citibank
 05-29-09                            0.80%           $50,000,000          $50,000,000
Royal Bank of Canada
 05-01-09                            0.10             90,800,000           90,800,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $140,800,000)                                                     $140,800,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (2.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Wells Fargo & Co
 09-18-09                            0.60%           $70,000,000(b)       $70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $70,000,000)                                                       $70,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (24.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (13.2%)
Amsterdam Funding
 06-15-09                            0.50%           $50,000,000(d)       $49,968,750
 07-28-09                            0.55             35,000,000           34,952,944
Bryant Park Funding LLC
 05-19-09                            0.34             40,000,000           39,993,000
 05-20-09                            0.35             40,000,000           39,992,400
Chariot Funding LLC
 05-05-09                            0.41             50,000,000           49,997,223
Jupiter Securitization LLC
 05-06-09                            0.42             30,000,000(d)        29,997,917
Old Line Funding LLC
 05-01-09                            0.62             40,000,000           40,000,000
 05-18-09                            0.53             44,500,000           44,488,442
Park Avenue Receivables
 05-04-09                            0.23             20,527,000(d)        20,526,487
Salisbury Receivables LLC
 05-14-09                            0.33             35,000,000(d)        34,995,576
                                                                      ---------------
Total                                                                     384,912,739
-------------------------------------------------------------------------------------


BANKING (10.4%)
Bank of America
 05-01-09                            0.16             45,500,000           45,500,000
BNP Paribas Finance
 05-01-09                            0.18             46,500,000           46,500,000
HSBC USA
 05-12-09                            0.28             50,000,000           49,995,417
Royal Bank of Scotland
 05-26-09                            0.95             50,000,000           49,966,319
 06-01-09                            0.92             30,000,000           29,975,717
Toronto Dominion Holdings USA
 05-26-09                            0.24             50,000,000           49,991,319
 06-15-09                            0.30             30,000,000(d)        29,988,750
                                                                      ---------------
Total                                                                     301,917,522
-------------------------------------------------------------------------------------


ELECTRIC (1.2%)
FPL Fuels
 06-04-09                            0.32             35,000,000           34,989,422
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $721,819,683)                                                     $721,819,683
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     13,062,637           $13,062,637
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED
  FOR SECURITIES ON LOAN
(Cost: $13,062,637)                                                       $13,062,637
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,927,433,617)(f)                                              $2,927,433,617
=====================================================================================







See accompanying Notes to Portfolio of Investments.
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1  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

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PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $165,477,480 or 5.7% of net assets.

(e)  At April 30, 2009, security was partially or fully on loan.

(f) Also represents the cost of securities for federal income tax purposes at April 30, 2009.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                        $13,062,637      $2,914,370,980         $--        $2,927,433,617


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


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2  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date June 29, 2009